Pensions And Other Postretirement Benefits (Reconciliation Of Change In Fair Value Measurement Of Defined Benefit Plans' Consolidated Assets Using Significant Unobservable Inputs) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Sep. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Ending balance	$ 85
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	17
Assets still held at reporting date	1
Assets sold during the period	0
Purchases, sales and settlements, net	(1)
Transfers in and/or out of Level 3	0
Ending balance	17
Level 3 [Member] | Alternative Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	0
Assets still held at reporting date	0
Assets sold during the period	0
Purchases, sales and settlements, net	3
Transfers in and/or out of Level 3	0
Ending balance	3
Level 3 [Member] | Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	17
Assets still held at reporting date	1
Assets sold during the period	0
Purchases, sales and settlements, net	(4)
Transfers in and/or out of Level 3	0
Ending balance	$ 14